Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating expenses:
Accretion of interest (Note)	$ 48,139	$ 46,625
Accretion of interest of convertible notes (Note 6)	62,957	41,594
Consulting fees (Note 4)	291,902	448,272
Depreciation		352
Foreign exchange loss	67,007	13,518
General and administrative expenses	57,132	64,361
Professional fees	675,212	173,257
Project investigation costs (Note 3)	71,754	118,239
Stock-based compensation (Note 7)		1,151,838
Investor relations	42,431	17,674
Transfer agent and regulatory	33,878	11,159
Travel	165,140
Total operating expenses	(1,515,552)	(2,086,889)
Loss before other items
Gain on extension of accounts payable (Note 4)	47,982
Impairment of deferred acquisition costs (Note 3)	(154,242)
Transaction costs (Note 1)	(1,331,383)	(2,630,219)
Recovery of property investigation costs	20,865
Other items, net	(1,416,778)	(2,630,219)
Loss before income taxes	(2,932,330)	(4,717,108)
Income tax
Net loss	$ (2,932,330)	$ (4,717,108)
Net loss per share - basic	$ (0.36)	$ (0.66)
Net loss per share - diluted	$ (0.36)	$ (0.66)
Weighted average common shares outstanding - basic	8,052,959	7,134,896
Weighted average common shares outstanding - diluted	8,052,959	7,134,896